VALUE OF CHARTER PARTY CONTRACTS - Movement in Favorable Charter Party Contracts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 34,953	$ 53,686	$ 76,099
Acquired time charter contracts from Quintana	0	0	(3,080)
Amortization charge	(18,732)	(18,733)	(19,333)
Total	16,221	34,953	53,686
Less: current portion	(12,148)	(18,732)	(18,732)
Non-current portion	$ 4,073	$ 16,221	$ 34,954